Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Investments accounted for using the equity method	Investments accounted for using the equity method
Investments accounted for using the equity method comprise associates and joint ventures (see Note B.1.) and are set forth below.

(€ million)	% interest	2025	2024	2023
OPAL JV Co (a)	48.2	2,934	—	—
EUROAPI(b)	29.6	64	82	162
Infraserv GmbH & Co. Höchst KG(c)	31.2	112	102	90
MSP Vaccine Company(d)	50.0	59	81	96
Other investments	—	90	51	76
Total		3,259	316	424
(a)Following the loss of control of Opella, Sanofi holds 48.2% of the associate OPAL JV Co (CD&R holds 50% and Bpifrance holds 1.8%). As of December 31,
2025, the investment includes a €241 million loan to the associate OPAL JV Co being in substance part of the investment.
(b) The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.27 as of December 31, 2025, €2.88 as of December 31, 2024 and €5.73 as of December 31, 2023).
(c)Joint venture.
(d)Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine BV.
The table below shows Sanofi’s overall share of (i) profit or loss and (ii) other comprehensive income from investments accounted for using the equity method, showing the split between associates and joint ventures in accordance with IFRS 12 (the amounts for each individual associate or joint venture are not material, except for the associate OPAL JV Co as detailed hereafter):

	2025		2024		2023
(€ million)	Joint ventures	Associates(a)	Joint ventures	Associates(a)	Joint ventures	Associates(a)
Share of profit/(loss) from investments accounted for using the equity method	175	(330)	134	(74)	101	(237)
Share of other comprehensive income from investments accounted for using the equity method	(24)	21	3	(5)	(7)	7
Total	151	(309)	137	(79)	94	(230)
(a)In 2025, "Associates" includes the €310 million share of the losses of the associate OPAL JV Co (accounted for under the equity method since May 1,
2025, see Note D.1.) attributable to the equity holders of Sanofi; that amount includes the effects of the purchase price allocation, and of related fair value adjustments to the identifiable assets and liabilities (mainly intangible assets and inventories).The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.27 as of December 31, 2025, €2.88 as of December 31, 2024 and €5.73 as of December 31,
2023).
The financial statements include arm’s length transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	2025	2024	2023
Sales (c) (d)	50	103	157
Royalties and other income(c) (d)	194	71	14
Accounts receivable and other receivables (a)	588	184	249
Other assets(b)	143	189	—
Purchases and other expenses (including research expenses) (c) (d)	868	600	573
Accounts payable and other liabilities	710	160	190
(a)Includes loans to joint ventures and associates not being in substance part of the investment.
(b)In October 2024, Sanofi raised its investment in EUROAPI by €200 million in the form of a perpetual subordinated hybrid bond. The fair value of this investment as of December 31, 2025 is €143 million.
(c)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
(d)In 2025, these amounts include transactions between Sanofi and the associate OPAL JV Co for the period from May 1, 2025 through December 31, 2025.
There were no funding commitments to associates and joint ventures as of December 31, 2025, December 31, 2024 or
December 31, 2023.
For off balance sheet commitments of an operational nature involving joint ventures, see Note D.21.1.
Key items from the 2025 unaudited full-year consolidated financial statements of the associate OPAL JV Co, as provided in accordance with Sanofi’s consolidation timelines, are presented below:

(€ million)	December 31, 2025
Consolidated income statement
Net sales and other revenues (a)	3,346
Net income (a)	(622)
Consolidated statement of comprehensive income
Other comprehensive income	47
Comprehensive income	(575)
(a) With effect from May 1, 2025, the associate OPAL JV Co is accounted for using the equity method following the loss of control of Opella by Sanofi on
April 30, 2025. For 2025, these amounts include transactions between Sanofi and the associate OPAL JV Co for the period from May 1, 2025 through
December 31, 2025.

(€ million)	December 31, 2025
Consolidated balance sheet
Non-current assets	15,013
Current assets	2,859
Total assets	17,872
Equity attributable to equity holders of the associate OPAL JV Co	5,380
Equity attributable to non-controlling interests	490
Total equity	5,870
Non-current liabilities	9,850
Current liabilities	2,152
Total liabilities	12,002
Total equity and liabilities	17,872